Shareholders' equity and dividends - Dividends schedule (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) kr / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) kr / shares
Dividends decared [abstract]
Dividends declared	$ 7,549	$ 7,549	$ 2,041	$ 2,041
Dividend per share | $ / shares	$ 2.4000		$ 0.6300
Dividends paid in cash	$ 5,380		$ 1,797
Dividends paid, ordinary shares per share | (per share)	$ 1.6800	$ 16.4837	$ 0.5600	$ 4.8078